Property, Plant And Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Construction in progress	$ 36,530	$ 21,002
Office building	44,515	44,064
Motor vehicles	683	676
Plant and machinery	10,766	10,702
Furniture, fixtures and equipment	4,569	5,152
Software	8,258	10,318
Leasehold improvements	6,837	7,448
Property, Plant and Equipment, Gross, Total	112,158	99,362
Less: accumulated depreciation	(31,544)	(29,383)
Property, plant and equipment, net	$ 80,614	$ 69,979